Leases - Summary Of Components Of Lease Cost (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2023	Sep. 25, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
Lessee Operating Leases [Line Items]
Operating lease cost			$ 48,700	$ 35,300		$ 42,100
Short-term lease cost			96,200	145,000		233,100
Variable lease cost			3,000	2,800		1,300
Total lease cost			147,900	183,100		276,500
Operating cash flows for operating leases			250,900
Operating leases net of lease modifications			$ 172,100	$ 11,300		51,100
Operating leases, Weighted Average Remaining Lease Term			9 years 4 months 24 days	4 years 3 months 18 days
Operating leases, Weighted Average Discount Rate			5.37%	3.65%
LIONS GATE ENTERTAINMENT CORP [Member]
Lessee Operating Leases [Line Items]
Operating lease cost			$ 61,400	$ 48,400		54,900
Short-term lease cost			96,200	145,000		233,100
Variable lease cost			3,400	3,100		1,400
Total lease cost			161,000	196,500		289,400
Operating cash flows for operating leases			55,500	42,300		57,000
Operating leases net of lease modifications			$ 172,100	$ 12,400		$ 67,800
Operating leases, Weighted Average Remaining Lease Term			9 years	5 years 7 months 6 days
Operating leases, Weighted Average Discount Rate			5.24%	3.81%
Entertainment One Film And Television Business [Member]
Lessee Operating Leases [Line Items]
Operating cash flows for operating leases	$ 7,043	$ 7,697			$ 10,100		$ 10,479
Operating leases net of lease modifications	$ 29,233	$ 40,409			$ 38,233		$ 48,531
Operating leases, Weighted Average Remaining Lease Term					5 years 4 months 24 days		6 years 1 month 6 days	5 years 7 months 6 days	4 years 10 months 24 days
Operating leases, Weighted Average Discount Rate					170.00%		170.00%			180.00%